INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2014
INVESTMENTS UNDER EQUITY METHOD [Abstract]
INVESTMENTS UNDER EQUITY METHOD
9.	INVESTMENTS UNDER EQUITY METHOD

The Group had, in total, twelve equity method investees which are mainly engaged in provision of digital mobile television advertising services in the PRC as of December 31, 2013 and 2014, respectively. The Group has accounted for these investments using the equity method of accounting. There is no impairment loss recognised on the investments under equity method for the year ended December 31, 2012, 2013 and 2014.

The combined results of operations and financial position of these investments are summarized below:

	Year ended December 31,
	2012	2013	2014
Condensed statement of operations information:
Revenue	$11,970,674	$12,436,311	$17,260,168
Net income	949,340	226,421	118,987
Group's equity in net income of investees	$465,175	$110,362	$55,524

	December 31,
	2013	2014
Condensed balance sheet information:
Current assets	$16,224,891	$17,672,329
Non-current assets	3,951,387	3,223,925
Total assets	20,176,278	20,896,254
Current liabilities	7,697,035	7,962,988
Non-current liabilities	-	392,352
Equity	12,479,243	12,540,914
Total liabilities and equity	20,176,278	20,896,254
Group's share of net assets	$6,110,195	$6,137,653

As of December 31, 2013 and 2014, the carrying value of the Group's investments under the equity method was $7,622,448 and $7,585,289, respectively. The difference between the carrying value of the Group's investments under the equity method and the Group's share in its investees' net assets was attributable to the elimination of unrealised profits on the sales of certain media display equipment to its investees; and the adjustment attributable to intangible assets, which represent the broadcasting rights contributed by the investors, identified on formation and its related amortization.